SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 20:-	SELECTED STATEMENTS OF OPERATIONS DATA

		Year ended December 31,
		2012	2011	2010
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$21	$15	$39
	Interest on long-term loans to affiliate	67	-	-
	Foreign currency transaction adjustments	138	-	-
	Other	-	14	38

		226	29	77
	Expenses:
	Bank charges and interest expenses	1,631	1,620	1,566
	Foreign currency transaction adjustments	171	93	191
	Interest on long-term loans to others	24	64	282
	Amortization of discount on long-term loans	-	-	-
	Interest on debenture	-	31	(6)
	Change in fair value of foreign currency forward contracts	-	-	20
	Other	28	-	-

		1,854	1,808	2,053

		$1,628	$1,779	$1,976

b.	Other expenses, net:

	Capital loss (gain)	$5	$(33)	$21
	Loss from sale of subsidiaries	-	110	-

		$5	$77	$21